UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DundeeWealth US, LP
                 ------------------------------------
   Address:      1160 West Swedesford Road, Suite 140
                 ------------------------------------
                 Berwyn, PA 19312
                 ------------------------------------

Form 13F File Number: 28-14406
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David C. Lebisky
         -----------------------------------
Title:   Director, Regulatory Administration
         -----------------------------------
Phone:   610-854-0902
         -----------------------------------

Signature, Place, and Date of Signing:

   /s/ David C. Lebisky               Berwyn, PA          November 28, 2012
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-11685                    GCIC Ltd.
       ---------------          -----------------------------------------
    28-11021                    Mount Lucas Management LP
       ---------------          -----------------------------------------
    28-03459                    Smith Asset Management Group LP
       ---------------          -----------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 11
                                        --------------------

Form 13F Information Table Value Total: 56,843
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                            TITLE OF                VALUE       SHRS                       INVESTMENT   OTHER    VOTING AUTHORITY
         ISSUER               CLASS       CUSIP    (X$1000)  OR PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS      SHARED
-------------------------  -----------  ---------  --------  ----------  ------  --------  ----------  --------  ----------------
Avago Technologies, Ltd        SHS      Y0486S104     5,331     152,890  SH                   OTHER                   152,890
Check Point Software
   Technologies, Ltd.          ORD      M22465104     4,836     100,423  SH                   OTHER                   100,423
Chicago Bridge & Iron Co.
   NV                          NY
                           Registry SH  167250109     4,951     129,971  SH                   OTHER                   129,971
iShares MSCI EAFE Index
   Fund                      MSCI EAFE
                              INDEX     464287465     4,892     92,293   SH                   OTHER                    92,293
LyondellBasell Industries
   NV                         A SHS     N53745100     5,272     102,054  SH                   OTHER                   102,054
NXP Semiconductors NV          COM      N6596X109     5,321     212,756  SH                   OTHER                   212,756
Seadrill, Ltd.                 SHS      G7945E105     5,253     134,210  SH                   OTHER                   134,210
SAP AG                      SPON ADR    803054204     5,353     75,489   SH                   OTHER                    75,489
Valeant Pharmaceuticals
International, Inc.            COM      91911K102     5,165     95,589   SH                   OTHER                    95,589
Virgin Media, Inc.             COM      92769L101     5,165     175,432  SH                   OTHER                   175,432
Yamana Gold, Inc.              COM      98462Y100     5,304     277,661  SH                   OTHER                   277,661